Property and Equipment (Tables)	6 Months Ended
Jul. 31, 2022
Property and Equipment
Schedule of property and equipment

	July 31,	January 31,
	2022	2022
Cost
Computer equipment and software	42,553	40,937
Furniture and fixtures	1,629	1,553
Leasehold improvements	1,024	822
Equipment installed with customers	1,680	1,635
Assets under construction	469	524
	47,355	45,471
Accumulated depreciation
Computer equipment and software	32,620	31,660
Furniture and fixtures	1,321	1,257
Leasehold improvements	591	531
Equipment installed with customers	1,423	1,206
	35,955	34,654
Net	11,400	10,817